Risk Management (Details) - Schedule of Net Losses from Operational Risks - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Losses from Operational Risks [Line Items]
Total	$ 52,019	$ 24,940
Recoveries of expenses	(33,385)	(10,972)
Net loss from operational risk events	18,634	13,968
Internal fraud | Expenses for the gross loss period due to operational risk events
Schedule of Net Losses from Operational Risks [Line Items]
Total	3,153	1,367
Internal fraud | Recoveries of expenses in the period due to operational risk events
Schedule of Net Losses from Operational Risks [Line Items]
Recoveries of expenses	(1,720)	0
External fraud | Expenses for the gross loss period due to operational risk events
Schedule of Net Losses from Operational Risks [Line Items]
Total	33,786	7,202
External fraud | Recoveries of expenses in the period due to operational risk events
Schedule of Net Losses from Operational Risks [Line Items]
Recoveries of expenses	(27,586)	(5,810)
Labor Practices and Business Safety | Expenses for the gross loss period due to operational risk events
Schedule of Net Losses from Operational Risks [Line Items]
Total	7,129	6,887
Labor Practices and Business Safety | Recoveries of expenses in the period due to operational risk events
Schedule of Net Losses from Operational Risks [Line Items]
Recoveries of expenses	(2,160)	(1,276)
Clients, products and business practices | Expenses for the gross loss period due to operational risk events
Schedule of Net Losses from Operational Risks [Line Items]
Total	809	950
Clients, products and business practices | Recoveries of expenses in the period due to operational risk events
Schedule of Net Losses from Operational Risks [Line Items]
Recoveries of expenses	(250)	(189)
Damage to physical assets | Expenses for the gross loss period due to operational risk events
Schedule of Net Losses from Operational Risks [Line Items]
Total	347	267
Damage to physical assets | Recoveries of expenses in the period due to operational risk events
Schedule of Net Losses from Operational Risks [Line Items]
Recoveries of expenses	(2)	(12)
Business interruption and system failures | Expenses for the gross loss period due to operational risk events
Schedule of Net Losses from Operational Risks [Line Items]
Total	290	964
Business interruption and system failures | Recoveries of expenses in the period due to operational risk events
Schedule of Net Losses from Operational Risks [Line Items]
Recoveries of expenses	(112)	(800)
Process execution, delivery and management | Expenses for the gross loss period due to operational risk events
Schedule of Net Losses from Operational Risks [Line Items]
Total	6,505	7,303
Process execution, delivery and management | Recoveries of expenses in the period due to operational risk events
Schedule of Net Losses from Operational Risks [Line Items]
Recoveries of expenses	$ (1,555)	$ (2,885)